SHORT-TERM BANK CREDIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term bank credit	$ 3,241
Weighted average interest
Short-term bank credit	3.04%
Short-term and revolving credit lines	$ 11,785	$ 9,863
Israel [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Dec. 31, 2016
Canada [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Jul. 31, 2016